Leases (Details 3) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Leases
2019	¥ 230,042
2020	172,290
2021	146,999
2022	47,625
Thereafter	7,844
Total operating lease payments	¥ 604,800